Schedule of Investments (unaudited) January 31, 2020	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.3%
BWP Trust	740,066	$2,036,246
Charter Hall Long Wale REIT	634,850	2,414,001
Charter Hall Retail REIT	544,850	1,717,971
Cromwell Property Group	3,564,570	2,923,218
Dexus	1,635,520	13,927,109
GPT Group (The)	2,901,022	11,652,532
Mirvac Group	5,852,191	13,320,344
Scentre Group	7,862,631	20,317,638
Shopping Centres Australasia Property Group	1,401,724	2,711,929
Stockland	3,572,531	11,766,820
Vicinity Centres	4,713,056	8,014,092

		90,801,900

Belgium — 1.2%
Aedifica SA	36,743	4,967,669
Ascencio	8,349	510,731
Befimmo SA	31,361	1,928,862
Cofinimmo SA	38,632	6,156,364
Intervest Offices & Warehouses NV	33,689	1,000,556
Leasinvest Real Estate SCA	3,534	464,091
Montea CVA	18,838	1,862,164
Retail Estates NV	14,381	1,319,586
Warehouses De Pauw CVA	187,853	5,368,930
Wereldhave Belgium Comm VA	4,394	408,058
Xior Student Housing NV(a)	23,328	1,434,791

		25,421,802

Canada — 3.2%
Allied Properties REIT	174,310	7,277,909
Artis REIT	192,931	1,719,902
Boardwalk REIT	57,081	2,038,006
Canadian Apartment Properties REIT	239,066	10,231,096
Choice Properties REIT	384,454	4,249,909
Cominar REIT	274,097	3,019,616
Crombie REIT	133,614	1,616,441
Dream Industrial REIT	159,863	1,689,830
Dream Office REIT	70,816	1,742,891
Granite REIT	80,669	4,361,756
H&R Real Estate Investment Trust	430,959	6,970,030
InterRent REIT	167,020	2,124,136
Killam Apartment REIT	127,285	1,940,241
Northview Apartment Real Estate Investment Trust	72,010	1,672,093
NorthWest Healthcare Properties REIT	151,562	1,396,953
RioCan REIT	471,342	9,679,520
SmartCentres Real Estate Investment Trust	189,531	4,501,281
Summit Industrial Income REIT	153,992	1,503,185

		67,734,795

China — 0.1%
Yuexiu REIT	1,737,000	1,143,102

France — 3.2%
Carmila SA	46,183	905,886
Covivio	69,050	8,203,076
Gecina SA	77,452	14,625,828
ICADE	47,752	5,334,213
Klepierre SA	285,184	9,711,939
Mercialys SA	91,741	1,156,975
Unibail-Rodamco-Westfield	169,052	22,968,309
Unibail-Rodamco-Westfield, New	32,560	4,423,776

		67,330,002

Security	Shares	Value

Germany — 0.3%
alstria office REIT AG	235,603	$4,676,217
Hamborner REIT AG	109,840	1,230,637

		5,906,854

Guernsey — 0.0%
Stenprop Ltd.	16,745	29,584

Hong Kong — 1.7%
Champion REIT	2,868,000	1,728,578
Hui Xian Real Estate Investment Trust(a)	3,335,000	1,523,962
Link REIT	3,153,600	32,084,689

		35,337,229

Ireland — 0.1%
Hibernia REIT PLC	1,087,863	1,654,042
Irish Residential Properties REIT PLC	605,905	1,113,287

		2,767,329

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	72,286	480,644

Japan — 9.2%
Activia Properties Inc.	1,029	5,478,000
Advance Residence Investment Corp.	1,924	6,062,149
AEON REIT Investment Corp.	2,321	3,165,049
Comforia Residential REIT Inc.	860	2,832,680
Daiwa House REIT Investment Corp.	2,788	7,446,842
Daiwa Office Investment Corp.	404	3,242,884
Frontier Real Estate Investment Corp.	689	2,882,885
Fukuoka REIT Corp.	1,101	1,906,700
Global One Real Estate Investment Corp.	1,416	1,893,052
GLP J-REIT	5,408	7,249,918
Hulic Reit Inc.	1,729	3,204,836
Ichigo Office REIT Investment	1,750	1,893,943
Industrial & Infrastructure Fund Investment Corp.	2,447	3,765,831
Invesco Office J-Reit Inc.	13,001	2,770,892
Invincible Investment Corp.	7,264	3,679,417
Japan Excellent Inc.	1,796	3,251,144
Japan Hotel REIT Investment Corp.	6,683	4,507,333
Japan Logistics Fund Inc.	1,282	3,470,395
Japan Prime Realty Investment Corp.	1,261	5,828,860
Japan Real Estate Investment Corp.	1,942	14,172,828
Japan Rental Housing Investments Inc.	2,221	2,206,963
Japan Retail Fund Investment Corp.	3,910	8,358,601
Kenedix Office Investment Corp.	563	4,519,168
Kenedix Residential Next Investment Corp.	1,318	2,616,908
Kenedix Retail REIT Corp.	792	1,962,006
LaSalle Logiport REIT	2,024	3,267,980
MCUBS MidCity Investment Corp.	2,273	2,673,871
Mitsui Fudosan Logistics Park Inc.	522	2,528,486
Mori Hills REIT Investment Corp.	2,300	3,855,792
Mori Trust Sogo REIT Inc.	1,463	2,684,788
Nippon Accommodations Fund Inc.	663	4,398,182
Nippon Building Fund Inc.	1,890	15,310,421
Nippon Prologis REIT Inc.	3,032	8,727,997
NIPPON REIT Investment Corp.	644	3,018,425
Nomura Real Estate Master Fund Inc.	6,472	11,393,252
Orix JREIT Inc.	3,923	8,299,524
Premier Investment Corp.	1,881	2,783,710
Sekisui House Reit Inc.	5,958	5,112,276
Tokyu REIT Inc.	1,310	2,562,347
United Urban Investment Corp.	4,419	7,921,868

		192,908,203

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia — 0.1%
IGB REIT	2,440,700	$1,143,520
Pavilion REIT	1,036,900	432,674
Sunway REIT	2,478,300	1,100,660

		2,676,854

Mexico — 0.6%
Concentradora Fibra Danhos SA de CV	345,915	530,447
Concentradora Fibra Hotelera Mexicana SA de CV(b)	1,075,289	474,610
Fibra Uno Administracion SA de CV	4,519,913	7,408,949
Macquarie Mexico Real Estate Management SA de CV(b)	1,163,550	1,574,526
PLA Administradora Industrial S. de RL de CV	1,196,209	1,939,935
Prologis Property Mexico SA de CV	503,971	1,113,808

		13,042,275

Netherlands — 0.2%
Eurocommercial Properties NV	70,905	1,772,696
NSI NV	26,657	1,453,432
Vastned Retail NV	26,078	702,261
Wereldhave NV(a)	59,156	1,088,241

		5,016,630

New Zealand — 0.1%
Kiwi Property Group Ltd.	2,322,191	2,351,891

Saudi Arabia — 0.1%
Al Rajhi REIT	114,640	306,766
Alahli REIT Fund 1	28,762	77,578
Jadwa REIT Saudi Fund	146,839	482,941
Musharaka Real Estate Income Fund, NVS	51,204	124,052
Riyad REIT Fund	165,782	423,292
Sedco Capital REIT Fund	23,915	61,317

		1,475,946

Singapore — 3.1%
Ascendas REIT	4,388,718	10,128,553
Ascott Residence Trust	1,665,032	1,537,065
CapitaLand Commercial Trust	3,716,064	5,608,537
CapitaLand Mall Trust	3,582,600	6,614,515
CapitaLand Retail China Trust	1,061,904	1,205,913
CDL Hospitality Trusts	1,213,600	1,387,073
First REIT	817,800	605,156
Fortune REIT	1,990,000	2,275,779
Frasers Centrepoint Trust	1,062,400	2,241,712
Frasers Logistics & Industrial Trust	2,501,000	2,235,490
Keppel DC REIT	1,783,033	2,952,344
Keppel REIT(a)	3,027,600	2,684,003
Lippo Malls Indonesia Retail Trust(a)	3,067,600	483,211
Manulife US Real Estate Investment Trust	2,105,900	2,232,254
Mapletree Commercial Trust	3,261,591	5,615,605
Mapletree Industrial Trust	2,287,300	4,658,725
Mapletree Logistics Trust	3,806,440	5,131,401
Mapletree North Asia Commercial Trust	3,191,500	2,782,537
Sasseur Real Estate Investment Trust	749,900	436,787
Suntec REIT	3,057,800	4,122,172

		64,938,832

South Africa — 0.7%
Attacq Ltd.	1,082,300	831,956
Emira Property Fund Ltd.	623,168	532,203
Equites Property Fund Ltd.	674,589	893,185
Growthpoint Properties Ltd.	4,391,762	6,175,023
Redefine Properties Ltd.	8,531,354	4,089,499
SA Corporate Real Estate Ltd.	3,912,504	756,443

Security	Shares	Value

South Africa (continued)
Vukile Property Fund Ltd.	1,316,338	$1,570,882

		14,849,191

Spain — 0.7%
Inmobiliaria Colonial Socimi SA	486,092	6,512,729
Lar Espana Real Estate Socimi SA	97,729	723,466
Merlin Properties Socimi SA	495,058	7,022,379

		14,258,574

Thailand — 0.1%
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust(a)	1,898,402	1,029,291

Turkey — 0.1%
AKIS Gayrimenkul Yatirimi AS	115,035	84,570
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,788,385	778,046
Is Gayrimenkul Yatirim Ortakligi AS(a)(c)	652,708	205,028
Torunlar Gayrimenkul Yatirim Ortakligi AS(c)	193,640	96,092

		1,163,736

United Kingdom — 5.3%
Assura PLC	3,582,869	3,674,447
Big Yellow Group PLC	231,358	3,595,669
BMO Real Estate Investments Ltd.	373,663	420,649
British Land Co. PLC (The)	1,386,102	10,133,430
Civitas Social Housing PLC	938,178	1,224,340
Custodian REIT PLC	560,737	839,690
Derwent London PLC	149,858	8,119,012
Empiric Student Property PLC	874,490	1,141,226
GCP Student Living PLC	624,323	1,658,310
Great Portland Estates PLC	382,346	4,693,328
Hammerson PLC	1,140,884	3,510,135
Hansteen Holdings PLC	654,862	1,006,537
Impact Healthcare REIT PLC	318,522	453,466
Intu Properties PLC(a)(c)	1,328,771	298,645
Land Securities Group PLC	1,062,806	13,141,298
LondonMetric Property PLC	1,213,404	3,643,683
LXI REIT PLC	717,809	1,286,854
NewRiver REIT PLC	458,576	1,136,451
Picton Property Income Ltd. (The)	807,728	1,086,042
Primary Health Properties PLC	1,788,716	3,711,313
RDI REIT PLC	379,975	661,166
Regional REIT Ltd.(b)	547,961	840,783
Safestore Holdings PLC	309,028	3,279,255
Schroder REIT Ltd.	819,946	570,690
Segro PLC	1,634,474	19,619,462
Shaftesbury PLC	332,474	3,940,024
Standard Life Investment Property Income Trust Ltd.	617,230	803,056
Target Healthcare REIT PLC	684,436	1,082,669
Triple Point Social Housing REIT PLC(b)	524,216	684,111
Tritax Big Box REIT PLC	2,554,609	4,704,379
UK Commercial Property REIT Ltd.	968,325	1,106,679
UNITE Group PLC (The)	430,258	7,214,355
Workspace Group PLC	199,722	3,201,407

		112,482,561

United States — 65.2%
Acadia Realty Trust	126,526	3,140,375
Agree Realty Corp.	61,468	4,667,265
Alexander’s Inc.	3,156	1,018,378
Alexandria Real Estate Equities Inc.	170,004	27,744,653
American Assets Trust Inc.	71,794	3,270,935
American Campus Communities Inc.	203,734	9,345,279

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
American Finance Trust Inc.	159,710	$2,071,439
American Homes 4 Rent, Class A	384,769	10,515,737
Americold Realty Trust	285,814	9,852,009
Apartment Investment & Management Co., Class A	220,514	11,623,293
Apple Hospitality REIT Inc.	314,759	4,727,680
Armada Hoffler Properties Inc.	81,402	1,492,913
AvalonBay Communities Inc.	208,150	45,104,023
Boston Properties Inc.	230,987	33,111,986
Brandywine Realty Trust	259,125	4,047,533
Brixmor Property Group Inc.	443,185	8,845,973
Brookfield Property REIT Inc., Class A	100,732	1,859,513
Camden Property Trust	139,386	15,671,168
CareTrust REIT Inc.	142,233	3,154,728
Chatham Lodging Trust	68,244	1,115,789
Colony Capital Inc.	712,224	3,326,086
Columbia Property Trust Inc.	174,103	3,673,573
Corporate Office Properties Trust	167,148	4,975,996
Cousins Properties Inc.	217,018	8,882,547
CubeSmart	287,013	9,089,702
CyrusOne Inc.	167,050	10,164,993
DiamondRock Hospitality Co.	299,694	2,898,041
Digital Realty Trust Inc.	310,458	38,183,229
Diversified Healthcare Trust	352,060	2,717,903
Douglas Emmett Inc.	248,289	10,303,994
Duke Realty Corp.	548,988	19,933,754
Easterly Government Properties Inc.	114,712	2,777,178
EastGroup Properties Inc.	56,346	7,667,000
Empire State Realty Trust Inc., Class A	223,355	3,028,694
EPR Properties	116,167	8,290,839
Equity Commonwealth	180,232	5,909,807
Equity LifeStyle Properties Inc.	258,980	18,840,795
Equity Residential	546,625	45,413,605
Essential Properties Realty Trust Inc.	119,880	3,309,887
Essex Property Trust Inc.	97,809	30,297,316
Extra Space Storage Inc.	187,612	20,764,896
Federal Realty Investment Trust	111,411	13,928,603
First Industrial Realty Trust Inc.	187,800	8,019,060
Four Corners Property Trust Inc.	101,820	3,084,128
Franklin Street Properties Corp.	157,657	1,198,193
Gaming and Leisure Properties Inc.	302,193	14,280,130
Getty Realty Corp.	49,754	1,568,246
Global Net Lease Inc.	133,712	2,771,850
Healthcare Realty Trust Inc.	196,738	7,094,372
Healthcare Trust of America Inc., Class A	307,248	9,841,153
Healthpeak Properties Inc.	734,655	26,440,233
Hersha Hospitality Trust	50,239	651,600
Highwoods Properties Inc.	152,079	7,620,679
Host Hotels & Resorts Inc.	1,061,903	17,351,495
Hudson Pacific Properties Inc.	226,760	8,240,458
Independence Realty Trust Inc.	133,126	1,952,958
Industrial Logistics Properties Trust	94,946	2,173,314
Innovative Industrial Properties Inc.	16,650	1,490,175
Investors Real Estate Trust	17,365	1,279,801
Invitation Homes Inc.	798,417	25,126,183
JBG SMITH Properties	182,180	7,387,399
Kilroy Realty Corp.	155,122	12,808,424
Kimco Realty Corp.	602,685	11,481,149
Kite Realty Group Trust	123,451	2,123,357
Lexington Realty Trust	357,769	3,960,503
Liberty Property Trust	232,457	14,563,431

Security	Shares	Value

United States (continued)
Life Storage Inc.	69,333	$7,847,109
LTC Properties Inc.	58,512	2,700,914
Macerich Co. (The)	210,865	4,704,398
Mack-Cali Realty Corp.	129,222	2,837,715
Medical Properties Trust Inc.	766,350	16,974,653
Mid-America Apartment Communities Inc.	169,644	23,276,853
Monmouth Real Estate Investment Corp.	137,184	2,007,002
National Health Investors Inc.	63,282	5,339,735
National Retail Properties Inc.	255,265	14,294,840
National Storage Affiliates Trust	88,114	3,009,093
Office Properties Income Trust	70,850	2,411,026
Omega Healthcare Investors Inc.	324,888	13,629,052
Paramount Group Inc.	294,498	4,140,642
Park Hotels & Resorts Inc.	356,025	7,811,189
Pebblebrook Hotel Trust	191,592	4,544,562
Physicians Realty Trust	279,534	5,408,983
Piedmont Office Realty Trust Inc., Class A	187,018	4,336,947
Prologis Inc.	939,106	87,224,165
PS Business Parks Inc.	29,750	4,984,910
Public Storage	221,282	49,514,060
QTS Realty Trust Inc., Class A	85,439	4,859,770
Realty Income Corp.	487,137	38,196,412
Regency Centers Corp.	248,345	15,407,324
Retail Opportunity Investments Corp.	170,360	2,822,865
Retail Properties of America Inc., Class A	319,876	3,886,493
Retail Value Inc.	23,650	777,376
Rexford Industrial Realty Inc.	164,495	7,927,014
RLJ Lodging Trust	251,193	3,908,563
RPT Realty	116,188	1,620,823
Ryman Hospitality Properties Inc.	67,792	5,764,354
Sabra Health Care REIT Inc.	287,158	6,173,897
Saul Centers Inc.	18,000	888,840
Seritage Growth Properties, Class A	49,649	1,823,111
Service Properties Trust	243,519	5,255,140
Simon Property Group Inc.	459,495	61,181,759
SITE Centers Corp.	223,220	2,837,126
SL Green Realty Corp.	119,155	10,967,026
Spirit Realty Capital Inc.	147,588	7,789,695
STAG Industrial Inc.	198,087	6,386,325
STORE Capital Corp.	319,824	12,553,092
Summit Hotel Properties Inc.	157,895	1,751,056
Sun Communities Inc.	135,148	21,916,951
Sunstone Hotel Investors Inc.	334,743	4,244,541
Tanger Factory Outlet Centers Inc.(a)	132,135	1,933,135
Taubman Centers Inc.	87,201	2,303,850
Terreno Realty Corp.	97,944	5,608,273
UDR Inc.	433,409	20,764,625
Universal Health Realty Income Trust	18,990	2,342,417
Urban Edge Properties	170,171	3,129,445
Urstadt Biddle Properties Inc., Class A	44,695	1,013,236
Ventas Inc.	556,441	32,195,676
VEREIT Inc.	1,595,653	15,573,573
VICI Properties Inc.	689,554	18,480,047
Vornado Realty Trust	258,097	16,975,040
Washington Prime Group Inc.	277,839	836,295
Washington REIT	118,753	3,614,841
Weingarten Realty Investors	180,634	5,256,449
Welltower Inc.	605,648	51,425,572
WP Carey Inc.	255,222	21,469,275

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xenia Hotels & Resorts Inc.	168,525	$3,149,732

		1,371,276,280

Total Common Stocks — 99.6% (Cost: $1,929,269,192)		2,094,423,505

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	4,591,667	4,594,422
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	2,971,000	2,971,000

		7,565,422

Total Short-Term Investments — 0.3% (Cost: $7,564,450)		7,565,422

Total Investments in Securities — 99.9% (Cost: $1,936,833,642)		2,101,988,927

Other Assets, Less Liabilities — 0.1%		1,061,048

Net Assets — 100.0%		$2,103,049,975

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	137,026	4,454,641	4,591,667	$4,594,422	$109,410	(b)	$(123)	$919
BlackRock Cash Funds: Treasury, SL Agency Shares	795,642	2,175,358	2,971,000	2,971,000	38,883		—	—

				$7,565,422	$148,293		$(123)	$919

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	7	03/19/20	$815	$17,260
Dow Jones U.S. Real Estate	187	03/20/20	6,956	67,305

				$84,565

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Global REIT ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,092,899,543	$1,523,962	$—	$2,094,423,505
Money Market Funds	7,565,422	—	—	7,565,422

	$2,100,464,965	$1,523,962	$—	$2,101,988,927

Derivative financial instruments(a)
Assets
Futures Contracts	$84,565	$—	$—	$84,565

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares